Other Current Liabilities (Details) - Schedule of other current liabilties - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022	Feb. 16, 2022	Dec. 31, 2021
Schedule Of Other Current Liabilties Abstract
Employees and payroll accruals			$ 298		$ 341
Accrued expenses	[1]		85		126
Government authorities			42		33
Total other current liabilities		$ 341	$ 425	$ 357	$ 500

[1]	Including accrued interest relating to straight loan amounted to $11 as of December 31, 2022. See also Note 13.